Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 19, 2019
Document Effective Date	Dec. 19, 2019
Prospectus Date	Dec. 19, 2019
Baillie Gifford China A Shares Fund | Class K
Prospectus:
Trading Symbol	BCAKX
Baillie Gifford China A Shares Fund | Institutional Class
Prospectus:
Trading Symbol	BCANX